General and Administration (Tables)	12 Months Ended
Dec. 31, 2021
General And Administration [Abstract]
Schedule of components of general and administrative expenses
	Year ended
	December 31, 2021	December 31, 2020
Salaries and benefits	$14,309	$13,354
Office and administration	5,024	3,319
Professional fees	6,227	6,985
Share based compensation	11,451	1,652
Rent	1,082	1,700
Other(a)	305	1,809
Total	$38,398	$28,819